Debt - Revolving Credit Facilities (Details) - Unsecured - USD ($) $ in Millions	Mar. 30, 2021	Mar. 31, 2018
Asia revolving credit facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 950
Citi revolving credit facility II
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 4,350